UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 147,189	$ 132,051	$ 287,469	$ 248,933
Administrative fee revenue from affiliates	6,318	7,126	12,782	14,131
Time charter, voyage and logistics business expenses	(45,089)	(53,888)	(94,733)	(105,383)
Direct vessel expenses	(42,591)	(24,533)	(82,027)	(48,797)
General and administrative expenses incurred on behalf of affiliates	(6,318)	(7,126)	(12,782)	(14,131)
General and administrative expenses	(10,444)	(8,327)	(20,470)	(15,254)
Depreciation and amortization	(29,269)	(24,537)	(59,054)	(50,603)
Interest expense and finance cost, net	(34,276)	(33,253)	(68,673)	(65,063)
Impairment loss/ loss on sale of vessels, net	(18,253)	(6,595)	(23,784)	(13,310)
Gain on bond extinguishment	5,712	0	21,374	0
Other income/ (expense), net	8,076	(2,242)	13,465	(7,061)
Loss before equity in net earnings of affiliated companies	(18,945)	(21,324)	(26,433)	(56,538)
Equity in net losses of affiliated companies	(16,779)	(3,025)	(12,502)	(9,489)
Loss before taxes	(35,724)	(24,349)	(38,935)	(66,027)
Income tax (expense)/ benefit	(143)	502	(548)	944
Net loss	(35,867)	(23,847)	(39,483)	(65,083)
Less: Net income attributable to the noncontrolling interest	(564)	(1,445)	(2,252)	(1,066)
Net loss attributable to Navios Holdings common stockholders	(36,431)	(25,292)	(41,735)	(66,149)
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (18,147)	$ (27,856)	$ (1,957)	$ (71,262)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (1.49)	$ (2.33)	$ (0.16)	$ (5.97)
Weighted average number of shares, basic and diluted	12,219,750	11,942,314	12,219,817	11,942,297